Stockholders' Equity		9 Months Ended
	Jan. 11, 2021	Sep. 30, 2021
Equity [Abstract]
Stockholders' Equity
Note 5—Stockholder’s Equity
Common Stock:
The Company is authorized to issue 440,000,000 shares of common stock, consisting of 400,000,000 shares of Class A common stock and 40,000,000 shares of Class F common stock.
Upon completion of the Proposed Offering, the Company may (depending on the terms of the Business Combination) be required to increase the number of shares of common stock which it is authorized to issue at the same time as its stockholders vote on the Business Combination to the extent the Company seeks stockholder approval in connection with its Business Combination. Holders of the Company’s common stock vote together as a single class and are entitled to one vote for each share of common stock. At January 11, 2021 and December 31, 2020, there were no shares of Class A common stock issued and outstanding. At January 11, 2021, there were 8,625,000 shares of Class F common stock issued and outstanding. At December 31, 2020, there were no shares of Class F Common Stock outstanding.
Preferred Stock:
The Company is authorized to issue 1,000,000 shares of preferred stock, par value $0.0001 per share, with such designations, voting and other rights and preferences as may be determined from time to time by the Board of Directors. At January 11, 2021 there were no shares of preferred stock issued and outstanding.

9.	Stockholders’ Equity
Common Stock
The Company is authorized to issue 400,000,000 shares of Class A Common Stock, par value $0.0001 per share, and 40,000,000 shares of Class F Common Stock, par value $0.0001 per share. Holders of the Company’s common stock are entitled to one vote for each share of common stock. At September 30, 2021, there were 34,500,000 shares of Class A Common Stock and 8,625,000 shares of Class F Common Stock issued and outstanding, respectively.
Preferred Stock
The Company is authorized to issue 1,000,000 shares of preferred stock, par value $0.0001 per share, with such designations, voting and other rights and preferences as may be determined from time to time by the Board of Directors. At September 30, 2021, there were no shares of preferred stock issued and outstanding.